SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - customer	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Advance notice period	30 days	30 days
Number of purchasers	2	2
Purchase percentage	50.00%	50.00%
Term of contract	10 years	10 years
Natural gas and NGL
SUPPLEMENTAL OIL AND NATURAL GAS DISCLOSURES
Advance notice period	30 days	30 days